UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04409
Investment Company Act File Number
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
July 31
Date of Fiscal Year End
October 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund
Eaton Vance Colorado Municipal Income Fund
Eaton Vance Connecticut Municipal Income Fund
Eaton Vance Michigan Municipal Income Fund
Eaton Vance Minnesota Municipal Income Fund
Eaton Vance New Jersey Municipal Income Fund
Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance Arizona Municipal Income Fund	as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.4%
$1,500	Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,582,725
1,500	Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,593,330

		$3,176,055

Electric Utilities — 6.2%
$500	Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$540,025
1,000	Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,000,720
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	2,141,740
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	2,125,960

		$5,808,445

Escrowed/Prerefunded — 13.8%
$7,500	Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$6,820,575
6,500	Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14(1)	6,127,355

		$12,947,930

General Obligations — 5.4%
$920	Maricopa County Community College District, 3.00%, 7/1/23	$901,398
1,125	Puerto Rico, 0.00%, 7/1/18	796,016
1,385	Tempe, 3.75%, 7/1/24	1,398,213
1,600	Tempe, 5.375%, 7/1/21	1,943,952

		$5,039,579

Health Care-Miscellaneous — 1.0%
$475	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$442,439
500	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	489,340

		$931,779

Hospital — 11.7%
$2,000	Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,028,740
1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,257,035
750	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	724,665
110	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	104,369
1,750	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,798,405
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,393,524
1,450	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,493,804
1,500	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,525,575
630	Winslow Industrial Development Authority, (Winslow Memorial Hospital), 5.50%, 6/1/22	623,587

		$10,949,704

Industrial Development Revenue — 0.6%
$650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$587,723

		$587,723

Insured-Education — 1.0%
$900	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$956,223

		$956,223

Insured-Electric Utilities — 4.3%
$750	Maricopa County Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$691,477
1,000	Mesa Utility System, (FGIC), (NPFG), 5.00%, 7/1/23	1,153,530
750	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	822,495
1,200	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,382,376

		$4,049,878

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Escrowed/Prerefunded — 2.4%
$1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,217,520
1,000	Pima County Industrial Development Authority, (Carondelet Health Care Corp.), (NPFG), Escrowed to Maturity, 5.25%, 7/1/11	1,033,450

		$2,250,970

Insured-General Obligations — 6.6%
$165	Flagstaff, (AMBAC), 3.25%, 7/1/23	$164,909
1,250	Goodyear, (NPFG), 3.00%, 7/1/26	1,170,738
2,920	Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	3,510,541
1,200	Pinal County Unified School District No. 43, Apache Junction, (AGM), 5.00%, 7/1/24	1,394,208

		$6,240,396

Insured-Hospital — 3.5%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (NPFG), 5.50%, 6/1/15	$1,321,120
2,000	Maricopa County Industrial Development Authority, (Mayo Clinic), (AMBAC), 5.25%, 11/15/37	2,001,380

		$3,322,500

Insured-Lease Revenue/Certificates of Participation — 2.8%
$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,021,280
1,635	Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (NPFG), 5.50%, (0.00% until 7/1/13), 7/1/41	1,515,498
130	Prescott Municipal Property Corp., (NPFG), 5.00%, 7/1/34	133,475

		$2,670,253

Insured-Special Tax Revenue — 8.9%
$915	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$939,897
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/25	1,015,040
3,040	Downtown Phoenix Hotel Corp., (FGIC), (NPFG), 5.00%, 7/1/36	2,967,192
750	Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	758,798
3,370	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	216,421
680	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	89,753
1,345	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	166,229
1,080	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	125,820
2,000	Queen Creek, Excise Tax & State Shared Revenue, (NPFG), 5.00%, 8/1/27	2,088,340

		$8,367,490

Insured-Transportation — 7.0%
$2,750	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (NPFG), (AMT), 5.25%, 7/1/27	$2,779,370
1,725	Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,718,307
1,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	2,033,228

		$6,530,905

Insured-Water and Sewer — 1.3%
$1,135	Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$1,188,981

		$1,188,981

Lease Revenue/Certificates of Participation — 0.9%
$750	Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$865,545

		$865,545

Other Revenue — 3.7%
$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,767,272
16,505	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	584,277
10,765	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	201,844
1,000	Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	944,730

		$3,498,123

Senior Living/Life Care — 1.3%
$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(3)	$1,210,194

		$1,210,194

2

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 9.8%
$1,000	Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	$1,108,950
1,000	Glendale Western Loop, (101 Public Facilities Corp.), Series A, 6.25%, 7/1/38	1,055,200
250	Glendale Western Loop, (101 Public Facilities Corp.), Series B, 6.25%, 7/1/38	263,800
270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	283,198
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	307,484
1,000	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)	1,044,330
2,500	Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/30	2,901,500
1,000	Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/34	1,150,540
1,000	Tempe Transportation, Excise Tax Revenue, 5.00%, 7/1/33	1,067,160

		$9,182,162

Transportation — 3.4%
$3,000	Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,217,860

		$3,217,860

Water and Sewer — 1.2%
$1,000	Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$1,109,310

		$1,109,310

Total Tax-Exempt Investments — 100.2% (identified cost $88,604,624)		$94,102,005

Other Assets, Less Liabilities — (0.2)%		$(221,166)

Net Assets — 100.0%		$93,880,839

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2010, 37.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 23.2% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security is in default with respect to scheduled principal payments.

3

A summary of open financial instruments at October 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/10	59 U.S. 30-Year Treasury Bond	Short	$(7,928,390)	$(7,725,312)	$203,078

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$1,750,000	3.488%	3-month USD- LIBOR-BBA	December 14, 2010 / December 14, 2040	$58,200

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $261,278.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$86,316,283

Gross unrealized appreciation	$7,970,916
Gross unrealized depreciation	(1,885,194)

Net unrealized appreciation	$6,085,722

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$94,102,005	$—	$94,102,005

Total Investments	$—	$94,102,005	$—	$94,102,005

Futures Contracts	$203,078	$—	$—	$203,078
Interest Rate Swaps	—	58,200	—	58,200

Total	$203,078	$94,160,205	$—	$94,363,283

The Fund held no investments or other financial instruments as of July 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Colorado Municipal Income Fund	as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 92.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 5.3%
$425	Colorado Educational and Cultural Facilities Authority, (Kent Denver School), 5.125%, 10/1/39	$431,826
500	Mesa State College, (Auxiliary Facilities System Enterprise Revenue), 5.00%, 5/15/33	527,540
750	University of Colorado, (Enterprise Revenue), 5.125%, 6/1/29	820,897

		$1,780,263

Electric Utilities — 3.3%
$1,000	Platte River Power Authority, 5.00%, 6/1/27	$1,116,310

		$1,116,310

Escrowed/Prerefunded — 9.9%
$500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	$536,515
3,000	Dawson Ridge Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	2,024,310
715	University of Colorado Hospital Authority, Prerefunded to 11/15/11, 5.60%, 11/15/25	752,666

		$3,313,491

General Obligations — 4.8%
$1,000	Boulder Valley School District No. RE-2, 5.00%, 12/1/34	$1,078,460
500	Eagle-Vail Metropolitan District, 5.00%, 12/1/35	512,085

		$1,590,545

Hospital — 11.9%
$400	Aspen Valley Hospital District, (Colorado Hospital), 5.00%, 10/15/26	$360,872
500	Aurora, (Children’s Hospital Association), 5.00%, 12/1/40	507,590
1,150	Colorado Health Facilities Authority, (Adventist Health/Sunbelt), 5.25%, 11/15/35	1,175,633
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	322,947
350	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/37	335,997
750	Colorado Health Facilities Authority, (Sisters of Charity of Leavenworth Health System), 5.00%, 1/1/40	766,560
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	503,200

		$3,972,799

Housing — 2.9%
$670	Denver City and County, Multi-Family Housing, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	$671,400
295	Lake Creek, (Affordable Housing Corp.), 6.25%, 12/1/23	306,812

		$978,212

Industrial Development Revenue — 4.9%
$500	Colorado Housing and Finance Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$535,350
320	Denver City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	310,752
340	Park Meadows Business Improvement District, 5.35%, 12/1/31	302,933
525	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	487,510

		$1,636,545

Insured-Education — 6.8%
$1,800	Colorado Educational and Cultural Facilities Authority, (University of Denver), (FGIC), (NPFG), 5.00%, 3/1/35	$1,883,052
610	Colorado School of Mines, (NPFG), 0.00%, 12/1/21	380,000

		$2,263,052

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Electric Utilities — 5.4%
$750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$835,005
750	Colorado Water Resources and Power Development Authority, (Fountaine Electric), (AGC), 5.25%, 12/1/38	795,322
150	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	163,280

		$1,793,607

Insured-General Obligations — 2.5%
$60	Castle Pines North Metropolitan District, (AGM), 5.00%, 12/1/27	$62,750
1,000	Castlewood Ranch Metropolitan District, (XLCA), 4.25%, 12/1/34	776,380

		$839,130

Insured-Hospital — 4.6%
$750	Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41	$772,365
750	Colorado Health Facilities Authority, (Poudre Valley Health Care, Inc.), (AGM), 5.25%, 3/1/40	773,910

		$1,546,275

Insured-Housing — 2.3%
$750	Denver City and County Housing Authority, Capital Fund Program Revenue, (Three Towers Rehabilitation Project), (AGM), (AMT), 5.20%, 11/1/27	$767,895

		$767,895

Insured-Special Tax Revenue — 5.5%
$750	Denver City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	$887,880
500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	429,255
665	McKay Landing Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	509,264

		$1,826,399

Insured-Transportation — 7.6%
$1,750	E-470 Public Highway Authority, (NPFG), 0.00%, 9/1/16	$1,346,485
1,670	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,181,642

		$2,528,127

Insured-Water and Sewer — 0.2%
$75	Colorado Water Resources and Power Development Authority, (Colorado UTE Electric Association), (AGM), 4.375%, 8/1/35	$75,347

		$75,347

Lease Revenue/Certificates of Participation — 1.7%
$365	Colorado Higher Education Capital Construction, Lease Purchase Program, 5.50%, 11/1/27	$399,314
135	Colorado Higher Education Capital Construction, Lease Purchase Program, Prerefunded to 11/1/18, 5.50%, 11/1/27	166,811

		$566,125

Senior Living/Life Care — 4.3%
$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$352,200
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	752,482
425	Logan County Industrial Development, (TLC Care Choices, Inc.), 4.469%, 12/1/23(1)	325,597

		$1,430,279

Special Tax Revenue — 1.0%
$95	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$99,644
105	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	109,443
100	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	112,759

		$321,846

Transportation — 1.9%
$300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$288,345
360	Walker Field Public Airport Authority, 4.75%, 12/1/27	355,014

		$643,359

2

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 5.2%
$500	Colorado Springs Utilities, 5.25%, 11/15/36	$543,515
500	Colorado Springs Utilities, 5.50%, 11/15/48	535,795
540	Colorado Water Resources and Power Development Authority, 5.50%, 9/1/22	676,242

		$1,755,552

Total Tax-Exempt Investments — 92.0% (identified cost $29,880,495)		$30,745,158

Other Assets, Less Liabilities — 8.0%		$2,681,427

Net Assets — 100.0%		$33,426,585

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2010, 37.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.5% to 12.3% of total investments.

(1)		Security is in default and making only partial interest payments.

3

The Fund did not have any open financial instruments at October 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$29,852,338

Gross unrealized appreciation	$1,749,630
Gross unrealized depreciation	(856,810)

Net unrealized appreciation	$892,820

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$30,745,158	$—	$30,745,158

Total Investments	$—	$30,745,158	$—	$30,745,158

The Fund held no investments or other financial instruments as of July 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganization

On October 15, 2010, the shareholders of the Fund approved an Agreement and Plan of Reorganization (which was previously approved by the Fund’s Trustees) whereby the Eaton Vance National Municipal Income Fund (the Acquiring Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of the Acquiring Fund. The acquisition was completed after the close of business on November 5, 2010.

4

Eaton Vance Connecticut Municipal Income Fund	as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 13.9%
$1,000	Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	$1,041,290
1,500	Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,559,400
2,000	Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,161,500
5,000	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,283,950
4,220	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	4,317,862
1,315	University of Connecticut, 5.00%, 2/15/21	1,527,543
1,350	University of Connecticut, 5.00%, 5/15/23	1,413,815
875	University of Connecticut, 5.00%, 2/15/28	971,731

		$18,277,091

Electric Utilities — 3.1%
$2,000	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$2,050,000
1,500	Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,514,100
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	509,335

		$4,073,435

Escrowed/Prerefunded — 4.4%
$845	Connecticut Clean Water Fund, Escrowed to Maturity, 6.00%, 10/1/12	$893,495
3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	3,153,878
1,500	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,564,845
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	228,157

		$5,840,375

General Obligations — 10.6%
$1,475	Connecticut, 4.875%, 11/1/20	$1,709,186
1,000	Connecticut, 5.00%, 2/15/29	1,112,070
350	East Lyme, 4.00%, 7/15/22	383,736
525	East Lyme, 4.00%, 7/15/23	570,034
250	East Lyme, 4.25%, 7/15/24	274,335
250	East Lyme, 4.25%, 7/15/25	272,713
1,000	Fairfield, 5.00%, 1/1/23	1,220,360
2,020	Hartford County Metropolitan District, 5.00%, 7/15/34	2,177,237
1,475	North Haven, 5.00%, 7/15/23	1,774,218
1,490	North Haven, 5.00%, 7/15/25	1,799,741
400	Redding, 5.50%, 10/15/18	501,388
650	Redding, 5.625%, 10/15/19	824,408
535	Wilton, 5.25%, 7/15/18(2)	658,660
535	Wilton, 5.25%, 7/15/19	660,827

		$13,938,913

Hospital — 2.0%
$2,500	Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$2,626,100

		$2,626,100

Housing — 1.5%
$1,975	Connecticut Housing Finance Authority, (AMT), 5.15%, 5/15/38	$2,032,492

		$2,032,492

Industrial Development Revenue — 6.5%
$2,325	Connecticut Development Authority, (Signature Flight Support Corp.), (AMT), 6.625%, 12/1/14	$2,284,196
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,502,610

1

Principal
Amount
(000’s omitted)	Security	Value
$620	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	$550,448
1,320	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,225,739

		$8,562,993

Insured-Education — 14.7%
$1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$2,319,603
2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,428,840
1,920	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	2,019,111
2,500	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,763,825
5,305	Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	6,316,345
2,500	Connecticut Health and Educational Facilities Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	2,471,125
1,000	University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,091,610

		$19,410,459

Insured-Electric Utilities — 3.9%
$1,755	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,908,475
2,840	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	3,271,623

		$5,180,098

Insured-Escrowed/Prerefunded — 2.4%
$1,500	Connecticut, (AGM), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,632,390
1,000	Connecticut Health and Educational Facilities Authority, (Greenwich Academy), (AGM), Prerefunded to 3/1/11, 5.00%, 3/1/32	1,026,010
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	554,485

		$3,212,885

Insured-General Obligations — 4.7%
$3,370	Bridgeport, (FGIC), (NPFG), 4.75%, 8/15/21	$3,404,475
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,222,460
1,000	Hartford, (AGC), 5.00%, 8/15/28	1,095,600
500	New Britain, (NPFG), 6.00%, 3/1/12	521,665

		$6,244,200

Insured-Hospital — 2.3%
$2,000	Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (NPFG), 5.00%, 7/1/21	$2,028,300
1,000	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), 5.125%, 7/1/35	1,045,720

		$3,074,020

Insured-Housing — 0.5%
$610	Connecticut Housing Finance Authority, (AMBAC), (AMT), 5.10%, 11/15/38	$618,632

		$618,632

Insured-Lease Revenue/Certificates of Participation — 2.2%
$2,740	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,955,556

		$2,955,556

Insured-Pooled Loans — 0.7%
$925	Connecticut Higher Education Supplemental Loan Authority, (NPFG), (AMT), 5.25%, 11/15/21	$933,760

		$933,760

Insured-Special Tax Revenue — 0.8%
$1,000	Connecticut, Special Tax Obligation, (Transportation Infrastructure), (AMBAC), 5.00%, 7/1/24	$1,103,620

		$1,103,620

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation — 8.8%
$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (NPFG), (AMT), 5.125%, 10/1/26	$5,560,610
500	Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	512,345
3,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	4,173,468
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,391,687

		$11,638,110

Insured-Water and Sewer — 5.4%
$1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 4.70%, 7/1/36	$878,260
1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.10%, 9/1/37	931,570
3,420	South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	4,015,559
1,200	South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,287,504

		$7,112,893

Lease Revenue/Certificates of Participation — 1.9%
$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$2,456,043

		$2,456,043

Other Revenue — 0.8%
$8,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$307,980
16,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	308,719
400	Connecticut Development Authority, (Mystic Marinelife Aquarium), 4.75%, 5/1/42	380,872

		$997,571

Senior Living/Life Care — 0.7%
$1,000	Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$888,300

		$888,300

Solid Waste — 2.1%
$2,750	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,751,622

		$2,751,622

Special Tax Revenue — 5.7%
$2,185	Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.125%, 9/1/12	$2,318,285
2,000	Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.50%, 10/1/12	2,219,460
135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	141,599
150	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	156,348
500	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	522,880
1,700	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)	1,775,361
365	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	411,570

		$7,545,503

Water and Sewer — 2.2%
$1,000	Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,145,770
1,500	Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,710,390

		$2,856,160

Total Tax-Exempt Investments — 101.8% (identified cost $127,834,254)		$134,330,831

Other Assets, Less Liabilities — (1.8)%		$(2,363,987)

Net Assets — 100.0%		$131,966,844

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 15.8% of the Fund’s net assets at October 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2010, 45.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 26.5% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at October 31, 2010 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
12/10	11 U.S. 10-Year Treasury Note	Short	$(1,373,243)	$(1,389,094)	$(15,851)
12/10	16 U.S. 30-Year Treasury Bond	Short	(2,107,492)	(2,095,000)	12,492

					$(3,359)

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Appreciation
Merrill Lynch Capital Services, Inc.	$2,000,000	3.374%	3-month USD- LIBOR-BBA	November 24, 2010/ November 24, 2040	$105,513

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $118,005 and $15,851, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$120,344,941

Gross unrealized appreciation	$8,028,305
Gross unrealized depreciation	(1,267,415)

Net unrealized appreciation	$6,760,890

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

4

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$134,330,831	$—	$134,330,831

Total Investments	$—	$134,330,831	$—	$134,330,831

Futures Contracts	$12,492	$—	$—	$12,492
Interest Rate Swaps	—	105,513	—	105,513

Total	$12,492	$134,436,344	$—	$134,448,836

Liability Description

Futures Contracts	$(15,851)	$—	$—	$(15,851)

Total	$(15,851)	$—	$—	$(15,851)

The Fund held no investments or other financial instruments as of July 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Michigan Municipal Income Fund	as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.0%
$475	Grand Valley State University, 5.625%, 12/1/29	$507,072
475	Grand Valley State University, 5.75%, 12/1/34	502,925

		$1,009,997

Electric Utilities — 0.8%
$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$382,001

		$382,001

Escrowed/Prerefunded — 6.9%
$530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$611,344
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.85%, 12/1/22	1,353,575
250	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	265,980
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,194,720

		$3,425,619

General Obligations — 2.9%
$500	Charter County of Wayne, 6.75%, 11/1/39	$536,625
500	Kent County Building Authority, 5.50%, 6/1/26(1)	626,570
230	Michigan, 5.50%, 11/1/25	260,512

		$1,423,707

Hospital — 20.5%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$501,665
410	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	381,115
690	Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	792,769
1,500	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,500,375
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,502,880
805	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	808,993
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	495,720
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	541,040
1,130	Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	1,066,370
1,300	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	1,277,666
800	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	813,576
575	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	538,349

		$10,220,518

Insured-Education — 4.2%
$495	Ferris State University, (AGC), 5.125%, 10/1/33	$524,784
1,500	Wayne University, (NPFG), 5.00%, 11/15/37	1,560,885

		$2,085,669

Insured-Electric Utilities — 4.0%
$300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), (NPFG), 6.95%, 5/1/11	$308,637
1,000	Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	1,003,130
625	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	679,656

		$1,991,423

Insured-Escrowed/Prerefunded — 4.5%
$2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,223,400

		$2,223,400

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-General Obligations — 24.6%
$1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	$770,594
1,000	Detroit City School District, (AGM), 6.00%, 5/1/29	1,134,020
1,375	Grosse Pointe Public Schools, (FGIC), (NPFG), 3.00%, 5/1/27	1,216,930
1,000	HealthSource Saginaw, Inc., Saginaw County, (NPFG), 5.00%, 5/1/29	1,040,020
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,545,175
2,000	Okemos Public School District, (NPFG), 0.00%, 5/1/16	1,705,340
1,790	Parchment School District, (NPFG), 5.00%, 5/1/25	1,941,130
1,400	Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,585,990
1,250	Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,294,662

		$12,233,861

Insured-Housing — 0.1%
$25	Michigan Housing Development Authority, Rental Housing, (NPFG), (AMT), 5.30%, 10/1/37	$25,047

		$25,047

Insured-Lease Revenue/Certificates of Participation — 2.2%
$3,000	Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,094,310

		$1,094,310

Insured-Transportation — 2.1%
$1,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$1,070,120

		$1,070,120

Insured-Water and Sewer — 6.7%
$2,450	Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$2,222,469
1,000	Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,097,190

		$3,319,659

Lease Revenue/Certificates of Participation — 2.2%
$1,000	Michigan Building Authority, 6.00%, 10/15/38	$1,101,520

		$1,101,520

Other Revenue — 1.7%
$1,090	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$871,008

		$871,008

Special Tax Revenue — 9.0%
$2,180	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$1,717,338
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	1,216,140
145	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	152,088
155	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	161,559
6,630	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	378,573
660	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)	689,258
135	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	152,225

		$4,467,181

Water and Sewer — 4.8%
$910	Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$1,028,882
1,000	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	1,108,820
250	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11	261,353

		$2,399,055

Total Tax-Exempt Investments — 99.2% (identified cost $46,344,003)		$49,344,095

Other Assets, Less Liabilities — 0.8%		$402,261

Net Assets — 100.0%		$49,746,356

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2010, 48.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 23.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

A summary of open financial instruments at October 31, 2010 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
12/10	14 U.S. 10-Year Treasury Note	Short	$(1,747,763)	$(1,767,937)	$(20,174)
12/10	18 U.S. 30-Year Treasury Bond	Short	(2,367,735)	(2,356,875)	10,860

					$(9,314)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
Merrill Lynch Capital Services, Inc.	$900,000	3.374%	3-month USD- LIBOR-BBA	November 24, 2010 / November 24, 2040	$47,481

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $58,341 and $20,174, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,237,096

Gross unrealized appreciation	$3,727,208
Gross unrealized depreciation	(615,209)

Net unrealized appreciation	$3,111,999

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$49,344,095	$—	$49,344,095

Total Investments	$—	$49,344,095	$—	$49,344,095

Futures Contracts	$10,860	$—	$—	$10,860
Interest Rate Swaps	—	47,481	—	47,481

Total	$10,860	$49,391,576	$—	$49,402,436

Liability Description
Futures Contracts	$(20,174)	$—	$—	$(20,174)

Total	$(20,174)	$—	$—	$(20,174)

The Fund held no investments or other financial instruments as of July 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Minnesota Municipal Income Fund	as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.6%
$1,000	Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,094,700
1,000	Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,068,430
1,000	Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,052,520
1,030	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/27	1,050,899
1,250	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/32	1,251,662
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	576,771
1,000	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,047,230
1,475	Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,549,060
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,444,032
500	University of Minnesota, 5.00%, 12/1/21	578,900
1,000	University of Minnesota, 5.125%, 4/1/34	1,084,730
1,000	University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,067,050

		$12,865,984

Electric Utilities — 4.1%
$500	Minnesota Municipal Power Agency, 4.75%, 10/1/32	$513,030
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	767,107
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,056,980
185	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	188,454
1,000	Rochester Electric, Utility Revenue, 5.00%, 12/1/30	1,068,010

		$4,593,581

Escrowed/Prerefunded — 6.2%
$490	Columbia Heights, MFMR, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	$571,815
750	Dakota County Community Development Agency, (Senior Housing Facilities), Prerefunded to 1/1/12, 5.00%, 1/1/21	790,163
2,000	Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,392,580
1,980	Rochester Electric, Prerefunded to 12/1/10, 5.25%, 12/1/30	1,988,831
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,146,800

		$6,890,189

General Obligations — 14.1%
$1,000	Burnsville Independent School District No. 191, 4.75%, 2/1/29	$1,061,980
500	Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	521,175
2,000	Duluth, 5.00%, 2/1/34	2,115,080
2,000	Fairmont Independent School District No. 2752, (Alternative Facilities), 5.00%, 2/1/34	2,144,400
2,000	Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	2,066,980
825	Minneapolis and St. Paul Metropolitan Airports Commission, (AMT), 4.50%, 1/1/15(1)	828,176
1,155	Minnesota, 5.00%, 6/1/21	1,337,016
1,000	Minnesota, 5.00%, 8/1/22	1,168,550
1,000	Minnesota, 5.00%, 11/1/26	1,102,520
1,000	St. Michael Independent School District No. 885, 4.50%, 2/1/28	1,046,880
1,500	Washington County, 3.50%, 2/1/28	1,455,405
750	Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	785,160

		$15,633,322

Hospital — 12.2%
$1,000	Douglas County, (Douglas County Hospital Project), 6.25%, 7/1/38	$1,039,990
1,000	Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), 5.25%, 8/15/35	1,034,760
500	Northfield, 5.375%, 11/1/31	498,440
1,500	Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	1,561,785
1,000	Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/38	1,063,160
1,500	Rochester Health Care Facilities, (Olmsted Medical Center), 5.875%, 7/1/30	1,523,625
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	497,270
1,000	St. Cloud Health Care Revenue, (CentraCare Health System), 5.125%, 5/1/30	1,046,330

1

Principal
Amount
(000’s omitted)	Security	Value
$1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/30	$1,051,130
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/39	1,042,170
1,000	St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,052,920
750	St. Paul Housing and Redevelopment Authority, (Health East Project), 6.00%, 11/15/35	723,637
1,500	St. Paul Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,462,890

		$13,598,107

Housing — 5.9%
$500	Minneapolis, MFMR, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$504,570
1,000	Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	990,860
1,000	Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	998,420
970	Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	974,355
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	502,690
100	Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	101,488
965	Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	989,473
1,650	Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,550,538

		$6,612,394

Industrial Development Revenue — 0.9%
$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$976,370

		$976,370

Insured-Education — 0.5%
$500	Minnesota State Colleges and University, (St. Cloud State University), (AGM), 5.00%, 10/1/19	$535,120

		$535,120

Insured-Electric Utilities — 11.0%
$1,000	Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,109,760
1,150	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,251,809
315	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	342,547
2,000	Rochester Electric, (NPFG), 4.50%, 12/1/26	2,133,640
950	Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/21	662,169
10,000	Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	5,673,100
1,000	Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,037,810

		$12,210,835

Insured-Escrowed/Prerefunded — 2.6%
$1,270	Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (NPFG), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,395,146
1,500	Minneapolis and St. Paul Metropolitan Airports Commission, (FGIC), Prerefunded to 1/1/11, 5.25%, 1/1/32	1,512,960

		$2,908,106

Insured-General Obligations — 6.0%
$1,200	Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$1,322,064
2,245	Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	919,574
400	Chaska Independent School District No. 112, (NPFG), 4.50%, 2/1/28	416,456
705	Fergus Falls Independent School District No. 544, (AGM), 4.625%, 1/1/28	743,218
1,000	Rosemount Independent School District No. 196, (AGM), 5.00%, 2/1/23	1,104,640
1,000	Spring Lake Park Independent School District No. 16, (AGM), 5.00%, 2/1/22	1,097,600
1,000	St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,089,130

		$6,692,682

Insured-Hospital — 4.8%
$750	Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), (AGM), 5.00%, 8/15/34	$779,693
1,950	Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,974,219
2,000	Minnesota Agricultural and Economic Development Board, (Essentia Health), (AGC), 5.00%, 2/15/37	2,078,480
450	Plymouth Health Facilities Revenue, (Westhealth), (AGM), 6.25%, 6/1/16	451,116

		$5,283,508

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Special Tax Revenue — 2.8%
$2,000	St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,072,280
1,000	Washington County Housing and Redevelopment Authority, (Annual Appropriation), (NPFG), 5.50%, 2/1/32	1,015,300

		$3,087,580

Insured-Transportation — 2.1%
$1,000	Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,026,990
1,275	Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	1,307,742

		$2,334,732

Lease Revenue/Certificates of Participation — 0.9%
$560	Minnetonka Independent School District No. 276, 5.00%, 3/1/29	$601,608
350	Plymouth Intermediate School District No. 287, 5.00%, 2/1/25	383,191

		$984,799

Miscellaneous — 1.8%
$2,000	Minneapolis Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,049,240

		$2,049,240

Other Revenue — 0.6%
$750	Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	$751,148

		$751,148

Senior Living/Life Care — 0.7%
$975	St. Paul Housing and Redevelopment Authority, (Care Institute, Inc. -Highland), 8.75%, 11/1/24	$762,343

		$762,343

Special Tax Revenue — 4.8%
$270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$283,198
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	307,484
2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,088,980
2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,076,420
500	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	563,795

		$5,319,877

Transportation — 1.0%
$1,000	Minneapolis and St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	$1,061,100

		$1,061,100

Total Tax-Exempt Investments — 94.6% (identified cost $98,430,166)		$105,151,017

Other Assets, Less Liabilities — 5.4%		$5,972,618

Net Assets — 100.0%		$111,123,635

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Company
GNMA	-	Government National Mortgage Association
MFMR	-	Multi-Family Mortgage Revenue
NPFG	-	National Public Finance Guaranty Corp.
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2010, 31.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 14.2% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of open financial instruments at October 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/10	70 U.S. 30-Year Treasury Bond	Short	$(9,406,565)	$(9,165,625)	$240,940

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$750,000	3.488%	3-month USD- LIBOR-BBA	December 14, 2010 / December 14, 2040	$24,943

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $265,883.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$98,278,651

Gross unrealized appreciation	$7,180,564
Gross unrealized depreciation	(308,198)

Net unrealized appreciation	$6,872,366

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$105,151,017	$—	$105,151,017

Total Investments	$—	$105,151,017	$—	$105,151,017

Futures Contracts	$240,940	$—	$—	$240,940
Interest Rate Swaps	—	24,943	—	24,943

Total	$240,940	$105,175,960	$—	$105,416,900

The Fund held no investments or other financial instruments as of July 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance New Jersey Municipal Income Fund	as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 13.3%
$750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$763,785
750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	744,420
660	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	663,082
4,035	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37(1)	4,160,287
10,125	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	10,473,098
3,575	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,684,109
880	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	884,646
2,565	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,983,813
8,580	Rutgers State University, 5.00%, 5/1/39(1)	9,228,648

		$33,585,888

Electric Utilities — 1.0%
$2,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$2,528,050

		$2,528,050

General Obligations — 1.0%
$2,365	Morris County, 4.00%, 4/15/22(2)	$2,527,476

		$2,527,476

Health Care-Miscellaneous — 0.3%
$900	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$823,518

		$823,518

Hospital — 13.1%
$1,700	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,619,488
2,170	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,201,487
7,075	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	7,264,964
6,070	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	6,176,346
1,135	New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.50%, 7/1/29	1,138,791
1,110	New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,126,550
4,140	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	4,166,372
6,145	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	6,165,340
3,000	New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,219,810

		$33,079,148

Housing — 2.6%
$2,935	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$2,925,990
3,000	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	3,041,040
700	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	710,724

		$6,677,754

Industrial Development Revenue — 8.6%
$2,460	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$2,527,552
6,780	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	6,547,988
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,996,144
4,370	New Jersey Economic Development Authority, (New Jersey - American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,589,767

1

Principal
Amount
(000’s omitted)	Security	Value
$6,465	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$6,003,334

		$21,664,785

Insured-Education — 4.8%
$9,690	New Jersey Educational Facilities Authority, (College of New Jersey), (AGM), 5.00%, 7/1/35(1)	$10,229,151
2,210	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	1,905,153

		$12,134,304

Insured-Gas Utilities — 4.0%
$9,610	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90%, 10/1/40	$9,994,881

		$9,994,881

Insured-General Obligations — 6.6%
$3,050	Hudson County Improvement Authority, (NPFG), 0.00%, 12/15/35	$719,038
3,100	Hudson County Improvement Authority, (NPFG), 0.00%, 12/15/36	686,495
5,150	Irvington Township, (AGM), 0.00%, 7/15/22	3,180,897
5,350	Irvington Township, (AGM), 0.00%, 7/15/23	3,124,561
10,445	Jackson Township School District, (NPFG), 2.50%, 6/15/27	8,822,787

		$16,533,778

Insured-Hospital — 4.0%
$4,100	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,625,517
10,470	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (NPFG), 0.00%, 7/1/26	3,594,665
3,480	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Health Care System), (NPFG), 0.00%, 7/1/23	1,506,005
2,170	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,357,531

		$10,083,718

Insured-Lease Revenue/Certificates of Participation — 1.3%
$2,000	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,222,140
1,000	South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,094,630

		$3,316,770

Insured-Other Revenue — 1.2%
$2,785	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$3,006,352

		$3,006,352

Insured-Special Tax Revenue — 6.6%
$7,870	Garden Preservation Trust and Open Space and Farmland, (AGM), 0.00%, 11/1/24	$4,563,026
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,212,480
12,590	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	5,841,886
5,890	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,577,052
4,145	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	266,192
2,255	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	297,637
4,470	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	552,447
3,580	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	417,070

		$16,727,790

Insured-Student Loan — 2.2%
$5,095	New Jersey Higher Education Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$5,477,991

		$5,477,991

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation — 1.7%
$10,000	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	$3,371,300
850	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	937,508

		$4,308,808

Insured-Water and Sewer — 6.1%
$8,760	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$8,899,810
13,840	North Hudson Sewer Authority, (NPFG), 0.00%, 8/1/25	6,545,074

		$15,444,884

Lease Revenue/Certificates of Participation — 6.3%
$720	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$857,786
785	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	967,513
5,000	New Jersey Economic Development Authority, (Economic Recovery Fund), 0.00%, 3/15/13	4,782,650
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,059,260
3,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,255,240
4,820	New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	5,045,431

		$15,967,880

Other Revenue — 5.4%
$16,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$566,400
34,960	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	655,500
1,680	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	1,795,013
7,500	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	8,013,450
12,800	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	757,376
2,440	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	1,759,118

		$13,546,857

Senior Living/Life Care — 3.0%
$1,345	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,325,269
2,230	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,176,881
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(3)	2,315,506
1,935	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,718,918

		$7,536,574

Special Tax Revenue — 2.6%
$300	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300,732
525	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	509,024
15,000	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/37	2,883,000
1,245	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,300,191
1,295	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,460,229

		$6,453,176

Student Loan — 3.7%
$235	New Jersey Higher Education Assistance Authority, 5.625%, 6/1/30	$252,352
9,000	New Jersey Higher Education Assistance Authority, (AMT), Variable Rate, 1.247%, 6/1/36(1)(4)(5)	8,955,990

		$9,208,342

Transportation — 11.6%
$1,550	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,606,435
1,250	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,306,025
2,500	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,787,500
6,000	New Jersey Turnpike Authority, 5.25%, 1/1/40	6,492,000
13,900	Port Authority of New York and New Jersey, 6.125%, 6/1/94	16,980,935

		$29,172,895

3

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 3.0%
$2,615	Cumberland County Improvement Authority, (Solid Waste System), 5.00%, 1/1/30	$2,678,257
4,870	New Jersey Economic Development Authority, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	4,872,143

		$7,550,400

Total Tax-Exempt Investments — 114.0% (identified cost $278,216,333)		$287,352,019

Other Assets, Less Liabilities — (14.0)%		$(35,309,562)

Net Assets — 100.0%		$252,042,457

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2010, 33.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 12.3% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security is in default and making only partial interest payments.

(4)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $1,755,990.

(5)		Variable rate security. The stated interest rate represents the rate in effect at October 31, 2010.

A summary of open financial instruments at October 31, 2010 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
12/10	100 U.S. 10-Year Treasury Note	Short	$(12,484,025)	$(12,628,125)	$(144,100)
12/10	200 U.S. 30-Year Treasury Bond	Short	(26,775,863)	(26,187,500)	588,363

					$444,263

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$6,612,500	3.488%	3-month USD- LIBOR-BBA	December 14, 2010 / December 14, 2040	$219,915
Merrill Lynch Capital Services, Inc.	3,000,000	3.374	3-month USD- LIBOR-BBA	November 24, 2010 / November 24, 2040	158,269

					$378,184

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

4

At October 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $966,547 and $144,100, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$239,657,399

Gross unrealized appreciation	$16,517,188
Gross unrealized depreciation	(7,567,568)

Net unrealized appreciation	$8,949,620

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$287,352,019	$—	$287,352,019

Total Investments	$—	$287,352,019	$—	$287,352,019

Futures Contracts	$588,363	$—	$—	$588,363
Interest Rate Swaps	—	378,184	—	378,184

Total	$588,363	$287,730,203	$—	$288,318,566

Liability Description

Futures Contracts	$(144,100)	$—	$—	$(144,100)

Total	$(144,100)	$—	$—	$(144,100)

The Fund held no investments or other financial instruments as of July 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Pennsylvania Municipal Income Fund	as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.1%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 1.8%
$5,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$5,559,600

		$5,559,600

Cogeneration — 0.8%
$3,200	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	$1,995,392
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	568,550

		$2,563,942

Education — 9.0%
$1,150	Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,182,488
1,000	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,056,070
1,500	Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,569,405
2,000	Lancaster Higher Education Authority, (Franklin & Marshall College), 5.00%, 4/15/37	2,064,020
3,000	Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,185,820
4,000	Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	4,214,440
1,000	Pennsylvania Higher Educational Facilities Authority, (La Salle University), 5.00%, 5/1/37	979,850
1,250	Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	1,281,662
3,800	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,876,038
3,400	Pennsylvania State University, 4.50%, 8/15/36	3,442,194
2,000	Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,132,500
2,500	Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,581,500

		$27,565,987

Electric Utilities — 0.8%
$2,250	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,303,798

		$2,303,798

Escrowed/Prerefunded — 0.9%
$675	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	$708,763
2,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), Prerefunded to 1/15/11, 6.00%, 1/15/31	2,044,420

		$2,753,183

General Obligations — 1.9%
$2,000	Centennial School District, Bucks County, 5.00%, 12/15/37	$2,159,060
1,000	Chester County, 5.00%, 7/15/27(1)	1,127,340
410	Chester County, 5.00%, 7/15/28(1)	459,901
2,000	Montgomery County, 4.375%, 12/1/31(1)	2,082,800

		$5,829,101

Hospital — 14.9%
$3,000	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,135,840
3,740	Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	3,866,113
4,220	Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,545,109
1,000	Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,025,320
2,735	Hazelton Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	2,542,894
1,000	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,066,190
1,050	Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	969,665
4,855	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,924,863

Principal
Amount
(000’s omitted)	Security	Value
$3,250	Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	$3,389,360
2,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,002,480
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,003,580
9,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	10,246,230
3,150	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	3,273,543
1,500	South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	1,506,570
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,950,164

		$45,447,921

Housing — 6.8%
$1,830	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$1,842,133
6,355	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	6,325,894
1,000	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	1,014,500
3,030	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	3,074,753
5,805	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	5,847,667
2,675	Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.25%, 4/1/32	2,693,431

		$20,798,378

Industrial Development Revenue — 1.3%
$1,200	Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,255,920
1,000	Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,103,290
1,500	Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,527,060

		$3,886,270

Insured-Education — 5.7%
$3,000	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,178,680
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,338,822
2,500	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,554,800
2,500	Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,716,175
1,350	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,454,719
1,400	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (NPFG), 4.50%, 6/15/36	1,406,496
3,535	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	3,719,456
965	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	975,519

		$17,344,667

Insured-Electric Utilities — 1.3%
$2,055	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$2,072,735
1,830	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,990,033

		$4,062,768

Insured-Escrowed/Prerefunded — 6.6%
$2,500	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$1,972,475
2,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	1,974,735
2,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	1,878,030
3,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	2,474,570
2,320	McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	1,352,305
2,610	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,037,079
5,780	Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	4,301,187
5,400	Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	4,045,626

		$20,036,007

Principal
Amount
(000’s omitted)	Security	Value
Insured-General Obligations — 15.3%
$2,150	Beaver County, (AGM), 5.55%, 11/15/31	$2,346,295
1,885	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	2,067,223
940	Bethlehem Area School District, (AGM), 5.25%, 1/15/26	1,024,055
3,000	Centennial School District, (AGM), 5.25%, 12/15/37	3,213,780
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/20	1,480,656
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	1,398,153
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	1,330,796
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	1,259,880
2,180	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,205,366
2,000	Harrisburg School District, (AGC), 5.00%, 11/15/33	2,110,160
5,175	Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	3,346,517
1,000	Hopewell School District, (AGM), 0.00%, 9/1/22	643,910
2,000	Hopewell School District, (AGM), 0.00%, 9/1/26	1,048,340
1,315	Lake Lehman School District, (NPFG), 0.00%, 4/1/26	642,351
2,325	Lancaster County, (AGM), 5.00%, 3/1/31	2,476,799
1,430	Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	1,374,773
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	577,082
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	1,092,874
5,000	Norwin School District, (AGM), 3.25%, 4/1/33	4,103,300
1,500	Philadelphia, (AGC), 7.00%, 7/15/28	1,759,365
8,500	Scranton School District, (AGM), 5.00%, 7/15/38	8,824,955
2,000	State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,060,140
1,200	West Mifflin Area School District, (AGM), 5.125%, 4/1/31	1,280,520

		$46,667,290

Insured-Hospital — 5.7%
$3,750	Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), 0.00%, 10/1/15	$3,260,812
2,000	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	2,413,280
3,000	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	3,154,170
6,930	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35(2)	7,123,486
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,422,005

		$17,373,753

Insured-Industrial Development Revenue — 1.2%
$4,000	York County Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$3,704,960

		$3,704,960

Insured-Lease Revenue/Certificates of Participation — 4.0%
$1,000	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,054,930
9,500	State Public School Building Authority, (AGM), 5.50%, 6/1/28(2)	11,102,460

		$12,157,390

Insured-Special Tax Revenue — 1.4%
$2,000	Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,367,180
11,000	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	706,420
2,035	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	268,600
4,035	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	498,686
3,225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	375,712

		$4,216,598

Insured-Transportation — 13.1%
$8,800	Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30(2)	$10,061,832
6,000	Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	6,065,400
5,745	Philadelphia, Airport Revenue, (NPFG), (AMT), 4.75%, 6/15/35	5,578,223
11,000	Puerto Rico Highway and Transportation Authority, (AGC), (AGM), 5.25%, 7/1/36(2)	11,827,200
6,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	6,420,720

		$39,953,375

Principal
Amount
(000’s omitted)	Security	Value
Insured-Utilities — 0.9%
$2,900	Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$2,851,425

		$2,851,425

Insured-Water and Sewer — 7.9%
$5,125	Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$5,229,960
460	Allegheny County Sanitation Authority, (NPFG), 5.50%, 12/1/30	465,014
3,855	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/40	3,905,308
5,670	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/35	5,746,488
4,125	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	4,184,194
3,000	Philadelphia, Water and Wastewater Revenue, (AGM), 5.00%, 8/1/35	3,138,900
2,235	Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	1,489,493

		$24,159,357

Nursing Home — 1.8%
$2,000	Allegheny County Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$1,803,660
2,595	Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,598,192
1,080	Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	910,418

		$5,312,270

Senior Living/Life Care — 1.7%
$2,500	Cliff House Trust, (AMT), 6.625%, 6/1/27	$1,319,700
1,835	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,857,534
600	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	608,142
1,300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,299,935

		$5,085,311

Special Tax Revenue — 1.4%
$12,500	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$2,252,750
1,080	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)	1,127,876
810	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	913,348

		$4,293,974

Transportation — 2.9%
$1,550	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,606,435
950	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	992,579
750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	761,970
1,000	Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	749,260
4,500	Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,667,895

		$8,778,139

Water and Sewer — 1.0%
$1,750	Harrisburg Water Authority, 5.25%, 7/15/31	$1,771,437
1,235	Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,315,930

		$3,087,367

Total Tax-Exempt Investments — 110.1% (identified cost $320,207,863)		$335,792,831

Other Assets, Less Liabilities — (10.1)%		$(30,726,765)

Net Assets — 100.0%		$305,066,066

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2010, 57.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 22.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

A summary of open financial instruments at October 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/10	650 U.S. 30-Year Treasury Bond	Short	$(87,021,553)	$(85,109,375)	$1,912,178

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Appreciation
JPMorgan Chase Co.	$3,650,000	3.488%	3-month USD- LIBOR-BBA	December 14, 2010/ December 14, 2040	$121,389
Merrill Lynch Capital Services, Inc.	4,500,000	3.374	3-month USD- LIBOR-BBA	November 24, 2010/ November 24, 2040	237,404

					$358,793

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $2,270,971.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$283,641,658

Gross unrealized appreciation	$20,670,156
Gross unrealized depreciation	(4,993,983)

Net unrealized appreciation	$15,676,173

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$335,792,831	$—	$335,792,831

Total Investments	$—	$335,792,831	$—	$335,792,831

Futures Contracts	$1,912,178	$—	$—	$1,912,178
Interest Rate Swaps	—	358,793	—	358,793

Total	$1,912,178	$336,151,624	$—	$338,063,802

The Fund held no investments or other financial instruments as of July 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	December 27, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	December 27, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	December 27, 2010